International Theme Parks Impact of Consolidating Balance Sheets of International Theme Parks (Detail) - USD ($) $ in Millions	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Cash and cash equivalents	$ 17,914	$ 5,418	$ 4,150
Other current assets	875	979
Total current assets	35,251	28,124
Parks, resorts and other property	32,078	31,603
Other assets	8,433	4,715
Total assets	201,549	193,984
Current liabilities	26,628	31,341
Borrowings	52,917	38,129
International Theme Parks
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Cash and cash equivalents	372	655
Other current assets	91	102
Total current assets	463	757
Parks, resorts and other property	6,720	6,608
Other assets	191	9
Total assets	7,374	7,374
Current liabilities	486	447
Borrowings	1,213	1,114
Other long-term liabilities	403	189
Total Liabilities	$ 2,102	$ 1,750